Common Stock and Common Stock Warrants - Schedule of Common Stock Issued and Outstanding (Details) - shares	Mar. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Authorized (in shares)	1,120,000,000		110,000,000	100,000,000
Issued (in shares)	94,143,694		12,889,760	10,647,380
Outstanding (in shares)	94,143,694		12,889,760	10,647,380
Common stock Class A
Class of Stock [Line Items]
Authorized (in shares)	1,000,000,000	1,000,000,000
Issued (in shares)	13,800,000
Outstanding (in shares)	13,800,000
Common stock Class B
Class of Stock [Line Items]
Authorized (in shares)	120,000,000	120,000,000
Issued (in shares)	80,343,694
Outstanding (in shares)	80,343,694